UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Core Equity Fund

Dreyfus Floating Rate Income Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
May 31, 2017 (Unaudited)

Common Stocks - 98.9%	Shares		Value ($)
Banks - 4.4%
JPMorgan Chase & Co.	65,825		5,407,524
Wells Fargo & Co.	52,050		2,661,837
			8,069,361
Capital Goods - 1.1%
United Technologies	16,575		2,010,216
Consumer Durables & Apparel - 1.2%
NIKE, Cl. B	42,520		2,253,135
Consumer Services - 1.5%
McDonald's	17,650		2,663,209
Diversified Financials - 8.1%
American Express	36,700		2,823,698
BlackRock	12,000		4,910,880
Intercontinental Exchange	41,175		2,478,323
S&P Global	17,275		2,467,043
State Street	28,100		2,289,026
			14,968,970
Energy - 8.1%
Chevron	42,050		4,351,334
ConocoPhillips	60,000		2,681,400
Exxon Mobil	69,035		5,557,317
Occidental Petroleum	39,300		2,315,949
			14,906,000
Food & Staples Retailing - 1.3%
Walgreens Boots Alliance	29,600		2,398,192
Food, Beverage & Tobacco - 20.7%
Altria Group	95,700		7,219,608
Anheuser-Busch InBev, ADR	14,100	[a]	1,648,995
Coca-Cola	122,225		5,557,571
Constellation Brands, Cl. A	9,650		1,763,538
Nestle, ADR	55,880		4,758,741
PepsiCo	32,575		3,807,040
Philip Morris International	111,050		13,303,790
			38,059,283
Health Care Equipment & Services - 3.3%
Abbott Laboratories	56,050		2,559,243

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Health Care Equipment & Services - 3.3% (continued)
Intuitive Surgical	1,500	[b]	1,372,020
UnitedHealth Group	11,700		2,049,606
			5,980,869
Household & Personal Products - 3.2%
Estee Lauder, Cl. A	40,175		3,782,074
Procter & Gamble	24,575		2,164,812
			5,946,886
Insurance - 3.1%
Chubb	39,750		5,691,802
Materials - 1.6%
Praxair	22,375		2,959,989
Media - 6.1%
Comcast, Cl. A	121,250		5,054,913
Twenty-First Century Fox, Cl. A	77,475		2,101,122
Walt Disney	38,050		4,107,117
			11,263,152
Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
AbbVie	39,550		2,611,091
Celgene	13,325	[b]	1,524,513
Novo Nordisk, ADR	79,075		3,350,408
Roche Holding, ADR	110,250		3,790,395
			11,276,407
Semiconductors & Semiconductor Equipment - 4.1%
ASML Holding	17,400		2,296,626
Texas Instruments	64,350		5,308,231
			7,604,857
Software & Services - 16.1%
Alphabet, Cl. C	6,780	[b]	6,541,751
Automatic Data Processing	10,085		1,032,401
Facebook, Cl. A	57,275	[b]	8,674,871
Microsoft	110,130		7,691,479
Oracle	15,500		703,545
VeriSign	5,625	[a,b]	507,150
Visa, Cl. A	46,500		4,428,195
			29,579,392
Technology Hardware & Equipment - 5.7%
Apple	69,175		10,567,173
Transportation - 3.2%
Canadian Pacific Railway	19,500		3,085,485

Common Stocks - 98.9% (continued)	Shares	Value ($)
Transportation - 3.2% (continued)
Union Pacific	25,425	2,804,378
		5,889,863
Total Common Stocks (cost $85,803,929)		182,088,756
Other Investment - .9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $1,597,612)	1,597,612 [c]	1,597,612
Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $1,895,861)	1,895,861 [c]	1,895,861
Total Investments (cost $89,297,402)	100.8%	185,582,229
Liabilities, Less Cash and Receivables	(.8%)	(1,551,032)
Net Assets	100.0%	184,031,197
ADR—American Depository Receipt

[a] Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $1,857,905 and the value of the collateral held by the fund was $1,895,861.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Food, Beverage & Tobacco	20.7
Software & Services	16.1
Diversified Financials	8.1
Energy	8.1
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Media	6.1
Technology Hardware & Equipment	5.7
Banks	4.4
Semiconductors & Semiconductor Equipment	4.1
Health Care Equipment & Services	3.3
Household & Personal Products	3.2
Transportation	3.2
Insurance	3.1
Money Market Investments	1.9
Materials	1.6
Consumer Services	1.5
Food & Staples Retailing	1.3
Consumer Durables & Apparel	1.2
Capital Goods	1.1
100.8
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	163,158,106	-	-	163,158,106
Equity Securities—
Foreign Common
Stocks†	18,930,650	-	-	18,930,650
Registered Investment
Companies	3,493,473	-	-	3,493,473

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $96,284,827, consisting of $96,618,309 gross unrealized appreciation and $333,482 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Floating Rate Income Fund
May 31, 2017 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 9.2%	Rate (%)		Date	Amount ($)[a]		Value ($)
Asset-Backed Certificates - .3%
Octagon Investment Partners 27,
Ser. 2016-1A, Cl. E		8.12	7/15/27	750,000	[b,c]	759,321
Sound Point Clo XII,
Ser. 2016-2A, Cl. E		7.43	10/20/28	2,000,000	[b,c]	2,000,928
						2,760,249
Automotive - .8%
Federal Mogul,
Sr. Scd. Bonds	EUR	4.88	4/15/24	4,400,000	[b]	4,970,197
IHO Verwaltungs,
Sr. Scd. Bonds		4.13	9/15/21	2,000,000	[c]	2,047,500
						7,017,697
Cable & Satellite Television - 1.2%
Altice Financing,
Sr. Scd. Notes		6.63	2/15/23	2,550,000	[c]	2,719,575
Cablevision Systems,
Sr. Unscd. Notes		7.75	4/15/18	1,200,000		1,253,616
GLP Capital LP / GLP Financing II,
Gtd. Notes		4.88	11/1/20	1,200,000		1,278,000
Numericable-SFR,
Sr. Scd. Bonds		6.00	5/15/22	4,825,000	[c]	5,060,219
						10,311,410
Collateralized Loan Obligations - 1.0%
ALM,
Ser. 2015-12A, Cl. D		6.52	4/16/27	1,000,000	[b,c]	994,972
Arrowpoint,
Ser. 2015-4A, Cl. D		5.52	4/18/27	2,000,000	[b,c]	2,026,906
Cadogan Square,
Ser.1, Cl. E	EUR	4.56	2/1/22	800,000	[b]	899,498
Highbridge Loan Management,
Ser. 6A-2015, Cl. E2		7.26	5/5/27	1,000,000	[b,c]	1,000,784
LightPoint Pan-European,
Ser. 2007-1X, Cl. E	EUR	5.32	2/5/26	831,699	[b]	936,204
Neuberger Berman,
Ser. 2016-21A, Cl. D		5.98	4/20/27	1,500,000	[b,c]	1,517,898
York,
Ser. 2014-1A, Cl. E		6.49	1/22/27	1,500,000	[b,c]	1,443,310
						8,819,572
Consumer Discretionary - .8%
American Axle & MFG,
Gtd. Notes		6.25	4/1/25	2,450,000	[c]	2,431,625
International Game Technology,
Sr. Scd. Notes		6.50	2/15/25	2,000,000	[c]	2,193,760
William Lyon Homes,
Gtd. Notes		5.88	1/31/25	2,000,000	[c]	2,070,000
						6,695,385
Containers & Glass Products - .2%
Ardagh Packaging Finance,
Sr. Scd. Notes		4.43	5/15/21	1,750,000	[b,c]	1,789,375

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 9.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Electronics & Electrical Equipment - .3%
Diamond 1 Finance,
Sr. Scd. Notes	4.42	6/15/21	2,200,000	[c]	2,320,551
Energy - .2%
CVR Refining/Coffeyville Finance,
Gtd. Notes	6.50	11/1/22	1,860,000		1,897,200
Financials - 1.5%
Icahn Enterprises,
Sr. Unscd. Notes	6.25	2/1/22	4,800,000	[c]	5,010,000
Ladder Capital Finance Holdings,
Sr. Unscd. Notes	5.25	3/15/22	2,475,000	[c]	2,546,156
Park Aerospace Holdings,
Gtd. Notes	5.50	2/15/24	2,630,000	[c]	2,776,294
Park Aerospace Holdings,
Sr. Unscd. Notes	5.25	8/15/22	370,000	[c]	389,656
Quicken Loans,
Gtd. Notes	5.75	5/1/25	2,000,000	[c]	2,012,500
					12,734,606
Food & Drug Retail - .2%
Rite Aid,
Gtd. Notes	6.75	6/15/21	1,500,000		1,524,375
Health Care - .4%
HCA,
Sr. Scd. Notes	3.75	3/15/19	375,000		383,906
Tenet Healthcare,
Sr. Scd. Bonds	4.63	6/15/20	2,500,000	[b]	2,531,250
Valeant Pharmaceuticals,
Sr. Scd. Notes	6.50	3/15/22	800,000	[c]	841,840
					3,756,996
Lodging & Casinos - .1%
MGM Resorts International,
Gtd. Notes	6.63	12/15/21	1,000,000		1,127,500
Materials - .6%
ARD Finance,
Sr. Scd. Notes	7.13	9/15/23	3,000,000		3,135,600
Chemours,
Gtd. Notes	7.00	5/15/25	2,000,000		2,225,000
					5,360,600
Radio & Television - .5%
DISH DBS,
Gtd. Notes	5.13	5/1/20	4,000,000		4,230,000
Telecommunications - 1.1%
Sprint,
Gtd. Notes	7.88	9/15/23	5,200,000		6,025,500
T-Mobile USA,
Gtd. Notes	5.13	4/15/25	2,800,000		2,926,308
					8,951,808
Total Bonds and Notes
(cost $77,611,735)					79,297,324
Floating Rate Loan Interests - 83.7%
Aerospace & Defense - 1.0%
American Airlines,
2015 Term Loan	3.90	10/10/21	1,960,000	[b]	1,965,361

Floating Rate Loan Interests - 83.7%		Coupon	Maturity	Principal
(continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Aerospace & Defense - 1.0% (continued)
Consolidated Precision Products,
First Lien Term B-3 Loan		4.65	12/28/19	974,524	[b]	926,104
Engility,
Tranche B-1 Term Loan		4.43	8/4/20	308,750	[b]	311,683
Engility,
Tranche B-2 Term Loan		4.93	8/4/23	331,434	[b]	335,474
SI Organization,
First Lien Initial Term Loan		5.90	11/23/19	1,432,484	[b]	1,446,214
TransDigm,
Tranche F Term Loan		4.16	6/9/23	2,560,022	[b]	2,567,894
US Security Associates Holdings,
Initial Term Loan		6.16	6/21/23	1,542,250	[b]	1,564,420
						9,117,150
Air Transport - .1%
Air Canada,
Term Loan		3.50	9/21/23	1,300,000	[b]	1,307,923
Automotive - 2.8%
American Tire Distributors,
Initial Term Loan		5.40	9/24/21	4,890,375	[b]	4,912,993
Dealer Tire,
Term Loan		4.92	12/22/21	1,466,381	[b]	1,490,210
Dexter Axle,
Tranche B-1 Term Loan		6.40	12/30/22	521,371	[b]	519,906
FPC Holdings,
First Lien Initial Term Loan		5.25	11/19/19	3,822,685	[b]	3,784,458
FPC Holdings,
Second Lien Initial Term Loan		9.25	5/19/20	1,309,719	[b]	1,219,133
KAR Auction Services,
Term Loan B3		4.70	3/4/23	470,250	[b]	472,505
Key Safety Systems,
Initial Term Loan		5.70	7/23/21	551,077	[b]	556,072
Lumileds Holding,
Term Loan B		5.50	3/15/24	4,700,000	[b]	4,776,375
Midas Intermediate Holdco II,
Closing Date Term Loan		3.92	8/18/21	1,460,141	[b]	1,466,989
TI Group Automotive Systems,
Term Loan		3.92	6/30/22	3,521,687	[b]	3,543,715
Visteon,
Initial Term Loan		3.90	4/9/21	1,166,667	[b]	1,175,662
						23,918,018
Beverages & Tobacco - .1%
AdvancePierre Foods,
Term Loan		4.20	5/26/23	936,373	[b]	938,494
Building & Development - .6%
Foncia Groupe,
Tranche B Senior Facility Term Loan	EUR	4.25	9/7/23	1,482,447	[b]	1,686,449
SRS Distribution,
Tranche B-1 Term Loan		5.41	8/25/22	3,278,779	[b]	3,322,845
						5,009,294
Business Equipment & Services - 3.7%
Almonde,
Term Loan	EUR	4.25	4/26/24	1,000,000	[b]	1,141,414
Almonde,
Term Loan 2017		4.50	4/26/24	4,800,000	[b]	4,815,768

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 83.7%		Coupon	Maturity	Principal
(continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Business Equipment & Services - 3.7% (continued)
American Traffic Solutio,
Term Loan B		5.50	5/24/24	275,000	[b]	276,375
Americold Realty Operating Partnership,
Initial Term Loan		4.90	12/1/22	618,684	[b]	627,580
DTZ US Borrower,
First Lien Term Loan		4.39	11/4/21	2,437,776	[b]	2,447,052
GCA Services Group,
Term Loan		5.90	2/22/23	2,935,536	[b]	2,952,973
Mitchell International,
First Lien Initial Term Loan		4.66	10/1/20	3,043,552	[b]	3,070,944
Mitchell International,
Second Lien Initial Term Loan		8.66	10/11/21	500,000	[b]	505,312
PGX Holdings,
First Lien Term B Loan		5.90	9/24/20	2,811,888	[b]	2,821,561
Pike Corporation,
First Lien Initial Term Loan		4.75	3/1/24	2,750,000	[b]	2,780,085
Press Ganey Holdings,
Second Lien Initial Term Loan		8.25	9/30/24	600,000	[b]	615,003
Primeline Utility Services,
Initial Term Loan		6.68	11/14/22	4,283,465	[b]	4,240,631
Travel Leaders Group,
Term Loan		6.02	1/19/24	700,000	[b]	708,316
Usagm Holdco,
Term Loan		4.75	7/28/22	3,070,000	[b]	3,089,187
USIC Holdings,
First Lien Initial Term Loan		4.75	12/31/23	598,500	[b]	603,737
Utility One Source,
Term Loan B		6.50	4/7/23	900,000	[b]	920,812
						31,616,750
Cable & Satellite Television - .1%
Midcontinent Communications,
Tranche B Term Loan		3.45	11/29/23	573,563	[b]	579,479
Chemicals & Plastics - 3.6%
AgroFresh,
Term Loan		5.92	7/31/21	1,920,677	[b]	1,915,885
Allnex,
Tranche B-2 Term Loan		5.00	6/2/23	2,527,100	[b]	2,541,327
Allnex USA ,
Tranche B-3 Term Loan		5.00	4/17/23	1,903,892	[b]	1,914,611
Colouroz Midco,
Second Lien Term Loan		8.25	9/5/22	673,301	[b]	661,518
Cyanco Intermediate,
Initial Term Loan		5.67	5/1/20	2,091,091	[b]	2,108,082
Methanol Holdings,
Initial Term Loan		4.65	6/16/22	3,142,005	[b]	3,145,933
Omnova Solutions,
Tranche B-2 Term Loan		5.45	8/17/23	6,383,858	[b]	6,447,697
Orion Engineered Carbons,
Initial Euro Term Loan	EUR	3.75	7/25/21	729,011	[b]	827,451
Road Infrastructure Investment Holdings,
First Lien Term Loan		4.68	6/9/23	2,860,625	[b]	2,890,132
Solenis International,
Initial Euro Term Loan	EUR	4.50	7/2/21	1,462,500	[b]	1,676,793
Solenis International,
Second Lien Initial Term Loan		7.92	7/2/22	2,250,000	[b]	2,257,976

Floating Rate Loan Interests - 83.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Chemicals & Plastics - 3.6% (continued)
Trinseo Materials Operating,
Term Loan B	4.43	11/5/21	2,216,165	[b]	2,242,837
Tronox Pigments,
New Term Loan	4.66	3/19/20	2,610,341	[b]	2,638,481
					31,268,723
Clothing/Textiles - .2%
Varsity Brands,
Term Loan	5.00	12/10/21	1,803,750	[b]	1,817,440
Conglomerates - .1%
Columbus McKinnon Corporation,
Initial Term Loan	4.00	1/19/24	607,444	[b]	611,620
Consumer Discretionary - 11.1%
ABG Intermediate Holdings 2,
Term B-1 Loan	5.17	5/27/21	3,468,769	[b]	3,499,121
American Axle & Manufacturing,
Tranche B Term Loan	3.41	3/8/24	2,150,000	[b]	2,149,333
American Builders & Contractors Supply Co,
Term B-1 Loan	3.67	10/31/23	650,000	[b]	654,062
Bass Pro Group,
Asset-Sale Term Loan	5.90	5/15/18	500,000	[b]	505,625
Bass Pro Group,
Initial Term Loan	6.15	11/5/23	2,356,000	[b]	2,291,422
Beacon Roofing Supply,
Initial Term Loan	3.90	10/1/22	1,989,899	[b]	2,005,072
BJ's Wholesale Club,
Tranche B Term Loan	4.92	1/26/24	450,000	[b]	449,813
Boyd Gaming Corp,
Refinancing Term B Loan	3.65	9/15/23	1,137,707	[b]	1,144,624
Burger King,
Term B-3 Loan	3.43	2/16/24	1,566,509	[b]	1,570,817
CH Hold Corp,
Delayed Draw Term Loan	4.17	2/1/24	22,727	[b]	22,917
CH Hold Corp,
First Lien Term Loan	4.17	2/1/24	227,273	[b]	229,167
CH Hold Corp,
Second Lien Term Loan	8.42	1/26/22	175,000	[b]	179,703
Charter Communications Operating,
Tranche E-1 Term Loan	3.16	7/1/20	1,969,322	[b]	1,982,005
Charter Communications Operating,
Tranche H-1 Term Loan	3.15	8/24/21	495,000	[b]	498,312
Charter Communications Operating,
Tranche I-1 Term Loan	3.40	1/15/24	1,014,750	[b]	1,022,300
ClubCorp Club Operations,
Term Loan	4.15	12/15/22	2,518,088	[b]	2,537,767
Comfort Holding,
Term Loan	5.92	2/2/24	2,750,000	[b]	2,765,469
CSC Holdings,
2017 Refinancing Term Loan	3.40	7/15/25	1,246,875	[b]	1,246,719
CWGS Group,
Tranche B Term Loan	4.90	11/3/23	5,137,125	[b]	5,177,272
Floor & Decor Outlets of America,
Initial Term Loan (Repriced)	4.65	9/30/23	479,911	[b]	485,010
Global Eagle Entertainment,
Initial Term Loan	7.16	12/22/22	3,550,000	[b]	3,322,800
Gray Television,
Tranche B Term Loan	3.65	2/2/24	1,745,625	[b]	1,762,898

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 83.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary - 11.1% (continued)
Hilton Worldwide Finance,
Series B-2 Term Loan	3.15	10/25/23	1,216,524	[b]	1,225,094
Innovative XCessories & Services,
Term Loan	5.95	11/23/22	4,050,000	[b]	4,095,562
Ion Media Networks,
Term B Loan	4.70	12/18/20	3,400,000	[b]	3,410,625
Mediacom Illinois,
Tranche K Term Loan	3.43	1/19/24	2,100,000	[b]	2,114,007
Mission Broadcasting,
Tranche B Term Loan	4.16	9/26/23	113,060	[b]	114,211
MTL Publishing,
Term B-5 Loan	3.68	8/21/23	2,521,879	[b]	2,530,630
Nexstar Broadcasting,
Tranche B Term Loan	4.16	9/26/23	1,268,780	[b]	1,281,696
NPC International,
First Lien Initial Term Loan	4.65	3/29/24	2,925,000	[b]	2,951,208
Oak Parent,
Term Loan	5.67	10/26/23	2,260,253	[b]	2,257,428
Radiate Holdco,
Term Loan	4.17	12/9/23	3,050,000	[b]	3,060,492
Sabre GLBL,
2017 Incremental Term B Loan	3.94	2/16/24	4,305,496	[b]	4,356,236
Scientific Games International,
Tranche B-3 Term Loan	5.18	10/1/21	3,444,699	[b]	3,502,019
Serta Simmons Bedding,
First Lien Initial Term Loan	4.68	10/20/23	3,291,750	[b]	3,308,011
Serta Simmons Bedding,
Second Lien Initial Term Loan	9.18	10/21/24	2,300,000	[b]	2,330,187
SESAC Holdco II,
First Lien Initial Term Loan	4.44	2/13/24	3,000,000	[b]	3,009,375
SFR Group,
Term Loan	4.41	1/14/25	1,218,875	[b]	1,221,160
Sinclair Television,
Tranche B Term Loan	3.40	1/3/24	760,356	[b]	762,162
Springer Science+Business Media,
Initial B11 Term Loan	EUR 3.75	8/14/20	2,985,000	[b]	3,376,270
Townsquare Media,
Term B Loan	4.18	4/1/22	1,955,367	[b]	1,967,188
Tribune Media Company,
Tranche C Term Loan	4.17	1/26/24	3,300,000	[b]	3,318,579
Univar USA,
Tranche B-2 Term Loan	3.91	7/1/22	4,096,364	[b]	4,118,771
Univision Communications,
2017 Replacement Term Loan	3.90	3/15/24	3,568,487	[b]	3,543,080
Virgin Media Finance,
Facility I Term Loan	3.91	1/31/25	2,300,000	[b]	2,312,213
					95,668,432
Consumer Staples - 1.6%
Albertson's,
Term B-4 Loan	4.15	8/25/21	1,492,509	[b]	1,502,770
Albertson's,
Term B-6 Loan	4.40	6/22/23	3,590,628	[b]	3,617,809
Hostess Brands,
2017 Refinancing Term B Loan	3.69	8/3/22	1,234,406	[b]	1,245,096
NVA Holdings,
Term B-2 Loan (First Lien)	4.70	8/14/21	157,050	[b]	159,013

Floating Rate Loan Interests - 83.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Staples - 1.6% (continued)
Pinnacle Foods Finance,
Tranche B Term Loan	3.17	1/30/24	3,714,191	[b]	3,737,201
Prestige Brands,
Tranche B-4 Term Loan	3.92	1/20/24	3,298,993	[b]	3,330,267
					13,592,156
Containers & Glass Products - .5%
Dunn Paper,
First Lien Initial Term Loan	5.75	9/28/22	767,609	[b]	777,204
Fort Dearborn Holding Company ,
Tranche B Term Loan	5.00	10/6/23	723,187	[b]	727,707
Kloeckner Pentaplast of America,
Initial Term Loan	4.42	4/28/20	764,869	[b]	770,127
Kloeckner Pentaplast of America,
Initial Term Loan	4.42	4/28/20	1,789,793	[b]	1,802,098
					4,077,136
Cosmetics/Toiletries - .5%
Revlon Consumer Products,
Initial Term B Loan	4.70	7/21/23	4,906,175	[b]	4,701,563
Ecological Services & Equipment - 1.4%
Advanced Disposal Services,
Tranche B Term Loan	3.93	11/10/23	2,509,426	[b]	2,530,292
EnergySolutions,
Advance Term Loan	6.95	5/22/20	3,128,938	[b]	3,174,902
GFL Environmental,
Tranche B Term Loan	3.90	9/27/23	1,815,875	[b]	1,827,224
Granite Acquisition,
Second Lien Term B Loan	8.40	10/14/22	500,000	[b]	496,250
Granite Acquisition,
Term B Loan	5.15	10/15/21	3,651,902	[b]	3,660,119
Granite Acquisition,
Term B Loan	5.15	10/15/21	164,382	[b]	164,752
					11,853,539
Electronics & Electrical Equipment - 2.6%
Avast Software,
Term Loan	4.25	9/30/23	4,344,687	[b]	4,406,599
Compuware,
Second Lien Term Loan	9.40	12/9/22	1,204,805	[b]	1,214,848
Cyxtera Data Centers,
2nd Lien Term Loan	7.25	3/14/25	2,775,000	[b]	2,816,625
Oberthur Technologies Of America,
Facility B-1 Term Loan	4.70	12/15/23	238,487	[b]	240,097
Oberthur Technologies Of America,
Facility B-2 Term Loan	3.75	12/14/23	386,513	[b]	389,122
Rackspace Hosting,
First Lien Tranche B Term Loan	4.66	10/26/23	2,867,812	[b]	2,888,432
Rocket Software,
First Lien Term Loan	5.40	10/11/23	3,283,500	[b]	3,313,593
Rocket Software,
Second Lien Term Loan	10.66	10/11/24	575,000	[b]	576,918
RP Crown Parent,
Initial Term Loan	4.66	9/22/23	5,880,525	[b]	5,941,535
Vantiv,
Tranche B Term Loan	3.66	6/11/21	598,500	[b]	602,863
					22,390,632

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 83.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy - .6%
Gavilan Resources,
Second Lien Initial Term Loan	7.20	2/24/24	4,115,000	[b]	4,089,281
MEG Energy,
Initial Term Loan	4.67	12/31/23	1,500,000	[b]	1,498,875
					5,588,156
Equipment Leasing - .5%
Neff Rentals,
Second Lien Closing Date Term Loan	7.45	5/21/21	3,316,236	[b]	3,325,919
North American Lifting Holdings,
First Lien Term Loan	5.70	11/26/20	1,500,000	[b]	1,441,252
					4,767,171
Financial Intermediaries - 3.8%
Armor Holding II,
First Lien Term Loan	5.75	6/26/20	4,015,287	[b]	4,025,326
Avolon TLB Borrower 1,
Tranche B Term Loan	3.50	1/20/22	4,600,000	[b]	4,662,974
Harland Clarke Holdings,
Tranche B-5 Term Loan	7.19	12/31/19	1,372,839	[b]	1,382,565
HUB International,
Initial Term Loan	4.41	9/18/20	4,902,423	[b]	4,934,460
Ion Trading Finance,
First Lien Tranche B-1 Term Loan	4.20	6/10/21	1,047,617	[b]	1,048,272
Ion Trading Finance,
Term B Loan	4.00	6/10/21	1,223,858	[b]	1,394,096
Lonestar Intermediate Super Holdings,
Term Loan	10.20	8/10/21	1,616,216	[b]	1,674,133
Sedgwick Claims Management Services,
First Lien Term Loan	3.95	2/11/21	1,657,908	[b]	1,665,045
Sedgwick Claims Management Services,
Second Lien Term Loan	6.95	2/11/22	1,250,000	[b]	1,257,294
Sedgwick Claims Management Services,
Term Loan	5.41	2/28/21	1,066,937	[b]	1,072,139
Tempo Acquisition,
Term Loan B	3.00	4/19/24	1,950,000	[b]	1,959,399
U.S.I,
Term Loan	3.00	4/5/24	4,150,000	[b]	4,149,481
York Risk Services Holding,
Initial Term Loan	4.90	10/1/21	4,127,267	[b]	4,051,944
					33,277,128
Financials - 3.2%
AlixPartners,
2017 Refinancing Term Loan	4.15	3/28/24	1,975,000	[b]	1,990,583
Alliant Holdings I,
Term Loan	4.42	7/27/22	4,992,399	[b]	5,006,303
Asurion,
Replacement B-5 Term Loan	4.18	11/3/23	2,205,084	[b]	2,225,294
Asurion,
Tranche B-2 Term Loan	4.39	7/8/20	2,137,110	[b]	2,148,865
Asurion,
Tranche B-4 Term Loan	4.41	8/4/22	1,460,855	[b]	1,470,635
Citco Funding,
2017 Term Loan	4.15	3/23/22	3,200,000	[b]	3,226,000
Delos Finance,
Term Loan	3.42	10/6/23	1,975,000	[b]	1,997,377
Masergy Holdings,
Second Lien Initial Term Loan	9.65	12/14/24	1,425,000	[b]	1,446,375

Floating Rate Loan Interests - 83.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financials - 3.2% (continued)
RPI Finance Trust,
Term B-6 Term Loan	3.15	3/27/23	1,749,143	[b]	1,758,256
SAI Global CIS,
First Lien Initial Term Loan	5.65	12/6/23	473,813	[b]	483,289
TKC Holdings,
First Lien Initial Term Loan	4.92	1/31/23	4,635,000	[b]	4,663,019
TKC Holdings,
Second Lien Term Loan	8.67	1/31/24	1,050,000	[b]	1,059,187
					27,475,183
Food Products - .4%
Del Monte Foods,
Second Lien Initial Term Loan	8.42	7/26/21	1,000,000	[b]	694,685
JBS USA,
Tranche B Term Loan	3.28	10/30/22	3,050,100	[b]	3,009,686
					3,704,371
Food Service - 1.0%
Acosta,
Tranche B-1 Term Loan	4.42	9/26/21	1,230,918	[b]	1,153,764
Advantage Sales & Marketing,
First Lien Initial Term Loan	4.41	7/21/21	5,773,625	[b]	5,723,625
Advantage Sales & Marketing,
Second Lien Initial Term Loan	7.67	7/21/22	818,708	[b]	804,381
Checkout Holding,
First Lien Term B Loan	4.66	4/3/21	1,432,500	[b]	1,268,959
					8,950,729
Health Care - 6.5%
Air Medical Group Holdings,
2016 New Term Loan	5.18	4/28/22	3,450,000	[b]	3,447,844
Air Medical Group Holdings,
Initial Term Loan	4.40	4/28/22	4,325,000	[b]	4,275,803
Air Methods Corporation,
Term Loan B	4.50	4/12/24	4,548,409	[b]	4,526,622
Auris Luxembourg III,
Facility B7 Term Loan	4.20	1/17/22	1,470,066	[b]	1,488,449
Capsugel Holdings,
Term Loan	4.15	7/31/21	2,716,498	[b]	2,722,026
Catalent Pharma Solutions,
Dollar Term Loan	3.95	5/7/21	1,687,848	[b]	1,708,828
Change Healthcare Holdings,
Closing Date Term Loan	3.95	2/3/24	3,050,000	[b]	3,063,725
CHG Healthcare Services,
First Lien Term Loan	4.95	5/19/23	2,153,250	[b]	2,176,128
HCA,
Tranche B-8 Term Loan	3.43	2/15/24	997,500	[b]	1,008,288
HCA,
Tranche B-9 Term Loan	3.16	3/17/23	1,910,562	[b]	1,919,791
Mallinckrodt International Finance,
2017 Term B Loan	3.95	9/24/24	3,283,506	[b]	3,287,151
MPH Acquisition Holdings,
Initial Term Loan	4.95	5/25/23	2,450,757	[b]	2,463,660
Nature's Bounty,
Dollar Term B-1 Loan	4.68	5/5/23	2,382,030	[b]	2,385,996
NVA Holdings,
Second Lien Term Loan	8.20	8/14/22	275,000	[b]	278,438
Onex Carestream Finance,
First Lien Term Loan	5.20	6/7/19	303,496	[b]	297,743

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 83.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care - 6.5% (continued)
Onex Carestream Finance,
Second Lien Term Loan	9.70	12/5/19	1,436,018	[b]	1,395,637
Patheon Holdings I,
Tranche B Dollar Term Loan	4.40	4/22/24	4,101,314	[b]	4,125,410
Pharmaceutical Product Development,
Term Loan	4.43	8/5/22	6,008,142	[b]	6,025,656
Team Health Holdings,
Term Loan	3.75	1/12/24	1,650,000	[b]	1,643,812
Tecomet,
Term Loan	4.75	4/18/24	4,407,223	[b]	4,440,277
Valeant Pharmaceuticals International,
Term Loan	5.91	3/11/22	3,605,644	[b]	3,674,152
					56,355,436
Home Furnishing - .3%
PTL Acquisition,
Initial Tranche B Term Loan	4.00	4/13/23	2,338,250	[b]	2,363,819
Industrial Equipment - 2.3%
Dynacast International,
First Lien Tranche B-1 Term Loan	4.65	1/28/22	4,092,424	[b]	4,114,175
Filtration Group,
First Lien Initial Term Loan	4.42	11/13/20	3,605,421	[b]	3,629,758
Gardner Denver,
Initial Term Loan	4.42	7/23/20	1,676,563	[b]	1,682,322
Lineage Logistics,
Term Loan	4.66	3/31/21	4,258,209	[b]	4,278,606
Navios Maritime Partners,
Initial Term Loan	6.00	9/4/20	2,100,000	[b]	2,091,253
Navios Maritime Partners,
Term Loan	5.65	6/15/20	1,274,888	[b]	1,274,888
V.SHIPS USA,
First Lien Initial Term Loan	4.00	1/27/24	3,175,000	[b]	3,176,984
					20,247,986
Industrials - 7.6%
Accudyne Industries,
Refinancing Term Loan	4.18	12/15/19	1,648,389	[b]	1,643,757
Allied Universal Holdco,
First Lien Initial Term Loan	4.92	7/28/22	3,880,567	[b]	3,907,246
American Airlines,
Term B Loan	3.65	12/9/23	1,727,500	[b]	1,732,769
AVSC Holding,
First Lien Initial Term Loan	4.67	4/25/24	4,071,437	[b]	4,073,982
C.H.I. Overhead Doors,
First Lien Initial Term Loan	4.92	7/29/22	3,430,049	[b]	3,435,057
Camelot Finance,
New Term Loan	4.66	10/3/23	995,000	[b]	1,003,607
Cast & Crew Entertainment Services,
Term B1 Loan	4.69	8/12/22	645,109	[b]	648,334
Constellis Holdings,
First Lien Term Loan	6.16	4/18/24	5,350,000	[b]	5,299,014
Creative Artists Agency,
Amendment No 6 Refinancing Term Loan	4.68	2/10/24	6,187,500	[b]	6,278,394
Electro Rent Corporation,
Tranche B Term Loan	6.17	1/23/24	3,022,125	[b]	3,044,791
Forterra Finance,
Replacement Term Loan	4.17	10/25/23	6,246,875	[b]	5,900,486

Floating Rate Loan Interests - 83.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Industrials - 7.6% (continued)
Gartner,
2017 Incremental Tranche B Term Loan	3.15	3/15/24	1,250,000	[b]	1,261,719
Gates Global,
Initial B-1 Dollar Term Loan	4.41	4/1/24	5,084,208	[b]	5,111,739
Jeld-Wen,
Term B-3 Loan	4.20	7/1/22	2,114,810	[b]	2,141,509
On Assignment,
Tranche B-2 Term Loan	3.44	6/3/22	1,522,424	[b]	1,536,461
PODS,
Tranche B-2 Term Loan	4.43	2/2/22	593,920	[b]	600,106
Prime Security Services Borrower,
Tranche B Term Loan	4.40	5/2/22	3,633,394	[b]	3,669,419
Quikrete Holdings,
Tranche B Term Loan	3.93	11/3/23	2,194,500	[b]	2,189,979
Sedgwick Claims Management Services,
Second Lien Term Loan	6.90	2/28/22	1,000,000	[b]	1,005,415
ServiceMaster Company,
Tranche B Term Loan	3.68	11/3/23	2,394,000	[b]	2,419,436
Travelport Finance,
Tranche C Term Loan	4.41	9/2/21	2,861,726	[b]	2,880,599
US Farathane,
Term B-3 Loan	5.19	12/23/21	2,414,507	[b]	2,440,173
Ventia Deco,
2017 Refinancing Term B Loan	5.19	5/21/22	1,000,000	[b]	1,010,000
Weight Watchers International,
Initial Tranche B-2 Term Loan	4.40	4/2/20	901,974	[b]	874,229
XPO Logistics,
Refinancing Term Loan	3.45	11/1/21	1,806,286	[b]	1,820,863
					65,929,084
Information Technology - 5.4%
Almonde,
Second Lien US Term Loan	8.41	4/28/25	1,362,500	[b]	1,393,837
BMC Software Finance,
Initial B-1 US Term Loans	5.16	9/10/22	3,531,419	[b]	3,552,184
Compuware Corporation,
Tranche B-3 Term Loan	5.42	12/15/21	2,221,875	[b]	2,244,094
Dell International,
New Term B Loan	3.70	9/7/23	7,213,795	[b]	7,264,256
First Data Corp,
2024 Dollar Term Loan	3.67	4/26/24	3,952,413	[b]	3,978,044
First Data Corporation,
Term Loan	4.20	7/8/22	3,633,245	[b]	3,659,223
Greeneden US Holdings II,
Tranche B-1 Term Loan	5.16	12/1/23	5,394,950	[b]	5,440,807
Harland Clarke Holdings,
Tranche B6 Term Loan	6.68	2/4/22	4,924,211	[b]	4,932,828
Hyland Software,
First Lien Term Loan	4.43	7/1/22	1,070,614	[b]	1,080,651
Hyland Software,
Second Lien Term Loan	8.18	5/31/25	1,000,000	[b]	1,019,375
Hyland Software,
Term Loan 3	4.00	7/1/22	2,000,000	[b]	2,018,750
Kronos,
Refinancing Initial Term Loan	4.67	11/1/23	3,441,375	[b]	3,477,733
ON Semiconductor,
2017 New Replacement Term Loan	3.40	3/31/23	529,523	[b]	532,761

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 83.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Information Technology - 5.4% (continued)
Press Ganey Holdings,
Term Loan	4.41	9/29/23	2,244,375	[b]	2,252,096
Sophia,
Tranche B Term Loan	4.41	9/30/22	2,790,076	[b]	2,784,844
SS&C European Holdings Sarl,
2017 Refinancing Term B-2 Loan	3.45	7/8/22	63,211	[b]	63,685
SS&C Technologies,
2017 Refinancing Term B-1 Loan	3.45	7/8/22	761,166	[b]	766,875
					46,462,043
Leisure Goods/Activities/Movies - 2.7%
Alpha Topco,
Facility B3 Term Loan	4.93	7/30/21	5,080,132	[b]	5,091,410
Alpha Topco,
First Lien Term Loan	7.93	7/29/22	300,000	[b]	302,501
Centerplate,
Tranche A Term Loan	4.95	11/27/19	3,745,554	[b]	3,747,895
Deluxe Entertainment Services Group,
Initial Term Loan	6.70	2/25/20	3,334,962	[b]	3,341,215
KFC Holding,
Tranche B Term Loan	3.16	6/2/23	945,250	[b]	952,637
Lions Gate Entertainment,
Tranche B Term Loan	3.77	10/13/23	4,087,969	[b]	4,116,074
Technicolor,
First Incremental US Term Loan	2.75	12/6/23	2,400,000	[b]	2,409,000
William Morris Endeavor Entertainment,
First Lien Term Loan	4.45	3/19/21	3,714,912	[b]	3,741,604
					23,702,336
Lodging & Casinos - .7%
American Casino & Entertainment
Properties,
Term Loan	4.42	7/7/22	592,669	[b]	597,360
Eldorado Resorts,
Term Loan B	2.25	3/15/24	3,100,000	[b]	3,099,039
Greektown Holdings,
Term Loan B	3.75	3/21/24	1,400,000	[b]	1,405,033
MGM Growth Properties,
Tranche B Term Loan	3.42	4/7/23	386,100	[b]	388,936
Station Casinos,
Tranche B Facility Loan	3.68	5/25/23	358,751	[b]	358,995
					5,849,363
Materials - 3.4%
Berry Plastics Corporation,
Tranche I Term Loan	3.66	10/1/22	3,699,903	[b]	3,732,277
BWAY Corp,
Initial Term Loan	4.40	4/3/24	5,650,000	[b]	5,650,593
Chemours,
New Term Loan B	3.65	3/12/22	1,957,922	[b]	1,975,230
Duke Finance,
Term Loan	6.19	2/16/24	5,686,389	[b]	5,759,828
Huntsman International,
Term B Loan	4.18	4/1/23	1,485,037	[b]	1,494,319
Ineos Styrolution US Holding,
2024 Dollar Term Loan	3.90	3/29/24	934,337	[b]	945,432
Kraton Polymers,
Term Loan	5.16	1/6/22	1,749,300	[b]	1,774,700

Floating Rate Loan Interests - 83.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Materials - 3.4% (continued)
Macdermid,
Tranche B-5 Term Loan	4.70	6/7/20	1,342,584	[b]	1,357,413
Reynolds Group Holdings,
Incremental Term Loan	4.18	2/4/23	2,388,015	[b]	2,402,200
Solenis International,
First Lien Term Loan	4.42	7/31/21	503,183	[b]	506,240
TricorBraun Holdings,
Delayed Draw Term Loan	4.95	11/30/23	329,545	[b]	332,996
TricorBraun Holdings,
Term Loan	4.95	11/29/23	3,287,216	[b]	3,321,633
					29,252,861
Nonferrous Metals/Minerals - 1.4%
Foresight Energy,
Term Loan	6.75	3/17/22	900,000	[b]	858,379
Global Brass and Copper,
Initial Term Loan	5.25	6/16/23	920,375	[b]	933,030
Oxbow Carbon,
Second Lien Initial Term Loan	8.16	1/18/20	1,600,000	[b]	1,607,336
Oxbow Carbon,
Term Loan B	3.50	1/19/20	1,965,000	[b]	1,989,562
Peabody Energy Corporation,
Term Loan	5.50	2/8/22	3,375,000	[b]	3,391,875
Safway Group Holding,
Initial Term Loan	5.75	8/4/23	3,104,400	[b]	3,123,802
					11,903,984
Oil & Gas - 1.1%
Brand Energy & Infrastructure Services,
Initial Term Loan	4.95	11/20/20	3,653,031	[b]	3,666,365
California Resources,
Term Loan	11.38	12/31/21	5,000,000	[b]	5,557,825
					9,224,190
Publishing - 1.2%
Getty Images,
Initial Term Loan	4.75	10/18/19	482,368	[b]	444,639
Information Resources,
First Lien Initial Term Loan	5.25	12/20/23	480,000	[b]	485,626
Information Resources,
Second Lien Term Loan	9.25	12/20/24	1,295,000	[b]	1,295,809
Polyconcept North America Holdings,
First Lien Term Loan	6.44	8/10/23	1,870,600	[b]	1,875,276
Pre-Paid Legal Services,
First Lien Term Loan	6.50	7/1/19	1,350,686	[b]	1,362,930
Redtop Acquisitions,
First Lien Initial Euro Term Loan	EUR 4.75	12/22/20	1,000,000	[b]	1,137,634
Trader Corporation,
Term Loan	4.25	9/28/23	3,883,333	[b]	3,895,468
					10,497,382
Radio & Television - .1%
CBS Radio,
Tranche B Term Loan	4.66	10/6/23	677,370	[b]	684,781
Real Estate - 1.0%
Capital Automotive,
Tranche B Term Loan	7.15	3/21/25	2,450,000	[b]	2,511,250
Capital Automotive,
Tranche B-2 Term Loan	4.15	3/21/24	4,704,000	[b]	4,751,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 83.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Real Estate - 1.0% (continued)
GEO Group,
Term Loan	3.41	3/15/24	1,050,000	[b]	1,053,286
					8,315,576
Retailers - 1.8%
99 Cents Only Stores,
Tranche B-2 Term Loan	4.66	1/11/19	903,478	[b]	847,011
Academy Sports,
Initial Term Loan	5.15	6/22/16	835,260	[b]	678,649
Dollar Tree,
Term B-2 Loan	4.25	3/9/22	2,500,000	[b]	2,532,825
Harbor Freight Tools USA,
Initial Term Loan	4.44	8/16/23	1,488,750	[b]	1,490,306
Hudson's Bay,
Term B Loan	4.90	8/12/22	1,198,157	[b]	1,156,221
Leslie's Poolmart,
Tranche B Term Loan	4.93	8/9/23	4,200,907	[b]	4,232,792
Lsf9 Atlantis Holdings,
Term Loan	7.00	4/21/23	1,875,000	[b]	1,896,684
Michaels Stores,
Term B-1 Loan	3.90	1/30/23	954,508	[b]	954,708
Neiman Marcus Group,
Term Loan	4.38	10/25/20	263,179	[b]	206,212
PetSmart,
Tranche B-2 Term Loan	4.16	3/11/22	1,842,940	[b]	1,774,981
					15,770,389
Surface Transport - 1.4%
Commercial Barge Line Company,
Term B Loan	9.93	11/6/20	1,092,500	[b]	957,309
IBC Capital,
First Lien Initial Term Loan	4.90	8/5/21	2,947,462	[b]	2,921,672
IBC Capital,
Second Lien Term Loan	8.15	9/9/22	1,570,000	[b]	1,460,100
Kenan Advantage,
Initial Canadian Term Loan	4.17	7/22/22	634,801	[b]	636,943
Kenan Advantage,
Initial U.S. Term Loan	4.15	7/22/22	2,088,266	[b]	2,095,314
Omnitracs,
First Lien Term Loan	4.95	10/29/20	1,375,710	[b]	1,385,168
OSG Bulk Ships,
First Lien Term Loan	5.43	7/22/19	1,581,001	[b]	1,555,310
Scandlines,
Facility B Term Loan	EUR 4.50	11/4/20	837,308	[b]	955,437
					11,967,253
Telecommunications - 3.9%
Asurion,
Second Lien Term Loan	8.68	2/19/21	3,550,000	[b]	3,595,262
Avaya,
DIP Loan	8.66	1/23/18	1,675,000	[b]	1,730,702
Birch Communications,
Term Loan	8.41	7/17/20	337,337	[b]	251,316
Ccc Information Services,
Term Loan B	4.00	3/31/24	1,500,000	[b]	1,498,500
Cincinnati Bell,
Tranche B Term Loan	4.20	9/10/20	1,564,466	[b]	1,581,417
Consolidated Communications,
Term Loan	4.15	10/5/23	3,712,750	[b]	3,739,545

Floating Rate Loan Interests - 83.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Telecommunications - 3.9% (continued)
Digicel International Fi,
Term Loan	3.75	5/10/24	800,000	[b]	808,128
Equinix,
Tranche B Term Loan	EUR 3.25	12/7/23	1,500,000	[b]	1,705,397
FairPoint Communications,
Term Loan	7.50	2/14/19	3,369,735	[b]	3,391,217
IPC,
First Lien Term B-1 Loan	5.67	8/6/21	1,463,399	[b]	1,408,522
Level 3 Financing,
Tranche B 2024 Term Loan	3.44	2/17/24	2,865,000	[b]	2,872,678
Masergy Holdings,
First Lien Tranche B Term Loan	5.50	12/14/23	498,750	[b]	503,737
Sprint Communications,
Initial Term Loan	3.67	1/31/24	2,778,000	[b]	2,789,293
Transaction Network Services,
First Lien Initial Term Loan	5.20	2/15/20	119,175	[b]	120,441
Transaction Network Services,
Second Lien Initial Term Loan	9.18	8/14/20	2,124,021	[b]	2,128,004
West Corporation,
Tranche B-12 Refinanced Term Loan	3.65	6/17/23	2,382,030	[b]	2,387,985
West Corporation,
Tranche B-14 Refinanced Term Loan	3.65	6/17/21	992,512	[b]	994,999
Zayo Group,
Incremental Refinancing B-2 Term Loan	3.66	1/12/24	2,216,384	[b]	2,233,273
					33,740,416
Utilities - 3.4%
Calpine,
Term B5 Loan	3.91	5/20/22	1,473,750	[b]	1,472,991
Calpine,
Term Loan	3.91	1/15/23	246,875	[b]	246,753
CommScope,
Term Loan	3.67	12/29/22	1,534,750	[b]	1,544,534
Dayton Power & Light,
Term Loan	4.45	8/19/22	583,537	[b]	590,832
Dynegy,
Tranche C Term Loan	4.43	6/27/23	1,824,700	[b]	1,824,600
Helix Gen Funding,
Term Loan	4.94	3/9/24	6,375,000	[b]	6,393,201
Murray Energy,
Term B-2 Loan	8.41	4/9/20	5,863,812	[b]	5,561,474
Sandy Creek Energy Associates,
Term Loan	5.18	11/6/20	3,483,080	[b]	2,515,289
TEX Operations Company,
Initial Term C Loan	3.92	8/4/23	546,093	[b]	543,092
TEX Operations Company,
Initial Term Loan	3.92	8/4/23	2,388,421	[b]	2,375,297
TPF II Power,
Term Loan	5.15	9/29/21	6,648,584	[b]	6,623,651
					29,691,714
Total Floating Rate Loan Interests
(cost $724,283,327)					724,189,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 10.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $91,124,170)	91,124,170 [d]	91,124,170
Total Investments (cost $893,019,232)	103.4%	894,611,194
Liabilities, Less Cash and Receivables	(3.4%)	(29,671,701)
Net Assets	100.0%	864,939,493

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Eurob Variable rate security—rate shown is the interest rate in effect at period end.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at
$43,953,170 or 5.08% of net assets.
d Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Floating Rate Income Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan
Obligations	-	11,579,821	-	11,579,821
Corporate Bonds †	-	67,717,503	-	67,717,503
Floating Rate Loan Interests †	-	724,189,700	-	724,189,700
Registered Investment
Company	91,124,170	-	-	91,124,170
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††	-	(102,606)	-	(102,606)

† See Statement of Investments for additional detailed categorizations.
Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the Board Members ("Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at November 30, 2016: At May 31, 2017, accumulated net unrealized appreciation on investments was $1,591,962, consisting of $6,777,973 gross unrealized appreciation and $5,186,011 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)